Schedule of trade and other payables (Details)		Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)		Apr. 30, 2025 SGD ($)		Apr. 30, 2024 SGD ($)
Trade And Other Payables
- third parties		$ 1,454,433	$ 1,852,655		$ 2,466,430
Amount due to a director	[1]	47,087	59,979		528,012		$ 55,899
GST payables, net		122,801	156,424		81,365
Accrued expenses		2,127,329	2,709,793		1,653,569
Dividends payable				[1]	600,000	[1]		[1]
Trade and other payable gross		2,297,217	2,926,196		2,862,946
Total trade and other payables		$ 3,751,650	$ 4,778,851		$ 5,329,376

[1]	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.